INCOME TAXES - U.S. Tax Reform (Details) - CAD CAD in Millions		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017
Income Tax Contingency [Line Items]
Effect of income tax act on deferred income tax expense, increase (decrease)		CAD (816)
Provisional income tax expense (benefit)	CAD 816
Other Post-Retirement Benefit Plans
Income Tax Contingency [Line Items]
Effect of income tax act on deferred income tax expense, increase (decrease)		12
Deferred income taxes - U.S. Tax Reform
Income Tax Contingency [Line Items]
Regulatory Liabilities		CAD 1,686